RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Jan. 31, 2026
Research and Development [Abstract]
Schedule of Activity for Capitalized Software Development Costs	Activity for our capitalized software development costs for the years ended January 31, 2026, 2025, and 2024, was as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Capitalized software development costs, net, beginning of year	8,113	8,370	9,706
Software development costs capitalized during the year	243	2,601	2,034
Amortization of capitalized software development costs	(2,962)	(2,858)	(3,370)
Capitalized software development costs, net, end of year	$5,394	$8,113	$8,370